Employee Benefit Plans - Expected Future Benefit Payments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Retirement Benefits [Abstract]
2019	$ 1,213
2020	1,401
2021	1,531
2022	1,801
2023	1,964
2024-2028	$ 12,640